PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio Expense Example, No Redemption - PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Jun. 11, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	306
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	$ 385